UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	11/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

Dryden California Municipal Fund/ California Series

Schedule of Investments as of November 30, 2005 (Unaudited)

Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 98.4%
Municipal Bonds
Abag. Fin. Auth. Rev., Schs. of Sacred Heart, Ser. A	Baa3	6.45%	6/01/30	$1,500		$1,595,625
Antelope Valley California Health Care Dist., Ser. A, F.S.A.	Aaa	5.20	1/01/17	1,000		1,052,070
Baldwin Park Uni. Sch. Dis., Election of 2002, F.S.A.	Aaa	5.00	8/01/12	1,065	(d)	1,158,209
California Edl. Facs. Auth. Rev., Rfdg., Pepperdine Univ., Ser. A, A.M.B.A.C.	Aaa	5.00	12/01/35	500		517,920
California Hlth. Facs. Fin. Auth. Rev., Catholic Healthcare West, Ser. G.	A3	5.00	7/01/09	250		260,813
California Hlth. Facs. Fin. Auth. Rev., Ref., Cedars Sinai Med. Ctr.	A3	5.00	11/15/21	1,000		1,032,460
California St. Hsg. Fin. Agy. Rev., Sngl. Fam. Mtge., Ser. A, C.A.B.S.	Aa2	Zero	2/01/15	8,420		4,101,465
California St. Pub Works Brd., Dept. Mental Hlth. Coalinga, Ser. A, Lease Rev.	A3	5.50	6/01/18	1,970		2,129,590
Various Univ. of California Projs., Ser. D	Aa2	5.00	5/01/20	1,000		1,051,340
Dept. General Services, Ser. D	A3	5.25	6/01/28	250		260,438
Ref. Dept. Corrections & Rehab., Ser. J	A3	5.00	1/01/21	1,000		1,039,320
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	1,500		1,580,400
G.O.	A2	5.50	4/01/30	2,000		2,141,920
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90	8/01/14	500		483,800
Chico California Redev. Agcy. Tax Alloc., Chico Amended & Mered Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	445		458,377
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060		1,102,029
Golden St. Tobacco Secur. Corp., Tobacco Settlement Rev., C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C.	Aaa	Zero	6/01/23	1,000		797,790
Enhanced Asset Bkd., Ser. B	Aaa	5.50	6/01/13	1,500	(d)	1,660,260
Ser. 2003-A-1	Baa3	6.75	6/01/39	750		844,253
La Mesa-Spring Valley California Sch. Dist., G.O., Elec. of 2002, Ser. B, C.A.B.S., F.G.I.C.	Aaa	Zero	8/01/23	2,000		851,720

La Quinta California Fin. Auth. Local Agy. Rev., A.M.B.A.C.	Aaa	5.25		9/01/24	500		536,575
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Ctr., Ser. A	Baa1	5.00		12/01/20	750		764,190
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. (cost $2,950,792; purchased 10/18/93)	NR	6.375		9/01/23	3,000	(f)(g)	3,142,680
Los Angeles California Cmnty. Coll. Dist., Ser. A, G.O., M.B.I.A.	Aaa	5.50		8/01/11	2,800		3,079,524
Los Angeles California Cmnty. Redev. Agcy. Lease Rev., Vermont Manchester Social Services Proj., A.M.B.A.C.	Aaa	5.00		9/01/25	500		517,530
Los Angeles California Unified Sch. Dist. C.O.P., Admin. Bldg. Proj., Ser. B, A.M.B.A.C.	Aaa	5.00		10/01/31	1,500		1,526,475
Election of 1997, Ser. F, G.O., F.G.I.C.	Aaa	5.00		7/01/21	1,000		1,054,390
Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev., Cap. Projs., Dist 14, Sub. B, F.G.I.C.	Aaa	5.00		10/01/23	750		789,248
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M., C.A.B.S.	Aaa	Zero		9/01/10	3,770	(d)	3,162,276
Metro. Wtr. Dist. of Southern California Waterworks Rev., Linked, S.A.V.R.S. & R.I.B.S.	Aa2	5.75		8/10/18	1,000		1,144,870
Unrfd. Balance, Ser. A	Aa2	5.75		7/01/21	2,240		2,594,950
MidPeninsula Regional Open Space Dist. of California Fin. Auth. Rev., A.M.B.A.C.	Aaa	5.00		9/01/34	2,000		2,044,960
Orange Cnty. Loc. Trans. Auth., Linked, T.C.R.S., A.M.B.A.C.	Aaa	6.20		2/14/11	5,000		5,591,399
Spec. Tax Rev., R.I.B.S.	Aa2	9.48	(b)	2/14/11	750	(g)	927,420
Puerto Rico Comnwlth., Ser. 642A, G.O., M.B.I.A., R.I.T.E.S.	NR	8.34	(b)	7/01/10	1,000	(g)	1,189,960
Redding Elec. Sys. Rev., C.O.P., Linked, R.I.B.S., M.B.I.A., E.T.M.	Aaa	9.917	(b)	7/01/22	1,750	(d)(g)	2,397,955
S.A.V.R.S., R.I.B.S., M.B.I.A., E.T.M.	Aaa	6.368	(b)	7/01/22	50	(d)	59,257
Sacramento City Fin. Auth. Rev., Cap. Impv., Ser. A, A.M.B.A.C.	Aaa	5.00		12/01/11	2,000	(d)	2,145,880
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00		8/15/18	2,500		2,568,475
San Diego Redev., Agcy. Tax Alloc. North Bay Redev.	Baa1	5.875		9/01/29	1,000		1,050,750
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, M.B.I.A., G.O.	Aaa	6.00		7/01/19	1,000		1,182,590
San Francisco City & Cnty. Redev. Agcy., Lease Rev., C.A.B.S.	A1	Zero		7/01/09	2,000		1,740,080
Santa Margarita/Dana Point Auth. Rev., Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	1,000		1,245,850

Impvt. Dists., 3, Ser. B, M.B.I.A.	Aaa	7.25		8/01/09	1,400		1,583,092
Impvt. Dists., 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25		8/01/13	1,990		2,438,009
Impvt. Dists., 3-3A-4 & 4A2, Ser. B, M.B.I.A.	Aaa	7.25		8/01/12	3,000		3,619,230
Santa Maria Joint Union H.S., Dist., Election 2004, C.A.B.S., F.G.I.C., G.O.	Aaa	Zero		8/01/29	1,250		381,800
So. California Pub Pwr. Auth., Proj. Rev.	A2	6.75		7/01/10	2,265	(c)	2,538,635
Proj. Rev.	A2	6.75		7/01/11	1,195		1,361,846
Proj. Rev.	A2	6.75		7/01/13	1,000		1,167,680
Proj. Rev., A.M.B.A.C., E.T.M., C.A.B.S.	Aaa	Zero		7/01/16	7,925	(d)	5,020,011
Torrance California Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00		6/01/22	2,000		2,179,840
Univ. California Hosp. Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25		5/15/30	2,000		2,094,100
Univ. California Rev., Multi. Purpose Projs., Ser. O, F.G.I.C.	Aaa	5.125		9/01/31	2,500		2,586,250
Val Verde Uni. Sch. Dist., C.O.P., Ref. & Sch. Constr. Proj., Ser. B, F.G.I.C.	AAA(h)	5.00		1/01/35	500		511,340
Victor Elementary Sch. Dist., Ser. A, G.O., F.G.I.C.	Aaa	5.375		8/01/12	1,290		1,421,167
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25		10/01/21	1,000		1,086,010

Total long-term investments (cost $85,763,661)							92,566,093

SHORT-TERM INVESTMENTS 0.5%
Municipal Bonds
California Hsg. Fin. Agcy. Rev., Home Mtg., Ser. J, A.M.T., F.S.A., F.R.D.D.	VMIG1	2.97	(e)	12/01/05	200		200,000
Ser. U, A.M.T., F.S.A., F.R.D.D.	VMIG1	2.97	(e)	12/01/05	300		300,000

Total short-term investments (cost $500,000)							500,000

Total Investments 98.9% (cost $86,263,661)(j)							93,066,093
Other assets in excess of liabilities(i) 1.1%							1,059,744

Net Assets 100%							$94,125,837

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.O.P—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.R.D.D.—Floating Rate (Daily) Demand Note (e)

F.S.A.—Financial Security Assurance

G.O.—General Obligation

M.B.I.A.—Municipal Bond Insurance Corporation

R.I.B.S.—Residual Interest Bearing Securities

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

S.A.V.R.S.—Select Auction Variable Rate Securities

T.C.R.S.—Transferable Custodial Receipts

NR—Not Rated by Moody’s or Standard & Poor’s

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2005.
(c)	Security segregated as collateral for futures contracts.
(d)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations
(e)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is the rate in effect at November 30, 2005
(f)	Indicates a restricted security. The cost was $2,950,792. The value of $3,142,680 represents 3.3% of net assets
(g)	Indicates a security that has been deemed illiquid.
(h)	Standard & Poor’s Rating.
(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2005	Unrealized Appreciation/ (Depreciation)
	Long Positions:
9	U.S. Treasury 2 Yr. Notes	Mar. 2006	$1,847,305	$1,845,844	$(1,461)

	Short Positions:
56	U.S. Treasury 10 Yr. Notes	Dec. 2005	(6,180,975)	(6,089,125)	91,850
15	U.S. Treasury 10 Yr. Notes	Mar. 2006	(1,635,657)	(1,627,969)	7,688
46	U.S. Treasury 5 Yr. Notes	Mar. 2006	(4,878,037)	(4,873,125)	4,912

					104,450

					$102,989

(i)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$86,197,059	$6,984,679	$(115,645)	$6,869,034

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of premium amortization for book and tax purposes.

Dryden California Municipal Fund/California Income Series

Schedule of Investments as of November 30, 2005 (Unaudited)

Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.1%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665	$1,742,756
Brea Redev. Agcy. Rfdg., Tax Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/19	3,350	3,672,202
California Edl. Facs. Auth. Rev., Rfdg., Pepperdine Univ., Ser. A, A.M.B.A.C.	Aaa	5.00	12/01/35	500	517,920
Rfdg., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,902,759
California Hlth. Facs. Fin. Auth. Rev., Catholic Healthcare West, Ser. G.	A3	5.00	7/01/09	750	782,438
California Hlth. Facs. Fin. Auth. Rev., Ref., Cedars Sinai Med. Ctr.	A3	5.00	11/15/21	1,000	1,032,460
California Infrastructure & Econ. Dev. Bk. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,577,370
California Poll. Ctrl. Fin.. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj, Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	485,205
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	230	231,999
California St. Dept. Wtr. Res. Pwr., Ser. A	A2	5.00	5/01/17	3,320	3,479,725
California St. Pub Wks. Brd., Dept. Mental Hlth., Ser. A	A3	5.50	6/01/18	4,000	4,324,039
Various Univ. California Projs., Ser. D	Aa2	5.00	5/01/20	1,000	1,051,340
Corrections & Rehab. J	A3	5.00	1/01/21	2,000	2,078,640
General Services, Ser. D	A3	5.25	6/01/28	500	520,875
California St. Univ. Rev. & Coll., Systemwide, Ser. A, A.M.B.A.C.	Aaa	5.50	11/01/16	1,350	1,493,465
California St., G.O.	A2	5.50	4/01/30	3,000	3,212,880
G.O., A.M.B.A.C.	Aaa	5.50	3/01/16	2,000	2,171,300
G.O., M.B.I.A.	Aaa	5.25	2/01/27	2,500	2,634,000

California Statewide Cmntys. Dev. Auth., C.O.P., F.S.A., E.T.M.	Aaa	5.30	12/01/15	1,900	(e)	1,961,161
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90	8/01/15	1,000	(e)	967,600
Spec. Tax, Cmnty. Facs. Dist No. 97-1, A.M.T., C.A.B.S.	NR	Zero	9/01/22	4,440		1,668,064
Central California Joint Pwrs. Hlth. Fin. Auth., Cmnty. Hosps., C.O.P.	Baa2	6.00	2/01/30	2,000		2,082,880
Chico California Redev. Agcy., Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	1,000		1,030,060
Chula Vista California Ind. Dev., San Diego A.M.T.	A1	5.00	12/01/27	1,000		1,007,190
Chula Vista Cmnty. Redev. Agcy., Rfdg. Tax Alloc. Sub. BayFront, Ser. C	NR	8.25	5/01/24	1,500		1,557,855
Coronado Calif. Cmnty Dev. Agcy., Tax Alloc., Dev. Proj., A.M.B.A.C.	AAA(c)	5.00	9/01/24	2,000		2,079,700
Culver City Calif. Redev. Agcy., Rfdg.Tax Alloc., Redev. Proj. A, A.M.B.A.C.	Aaa	5.00	11/01/23	1,185		1,244,084
Davis Pub. Facs. Fin. Auth., Mace Ranch, Ser. A	NR	6.60	9/01/25	1,325		1,376,516
El Dorado Cnty., Spec. Tax, Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000		1,051,010
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475		492,556
Emeryville Pub. Fin. Auth. Rev., Emeryville Redev. Proj., Ser. A, M.B.I.A.	Aaa	5.25	9/01/20	1,635		1,760,944
Folsom Spec.Tax, Cmnty. Facs., Dist. No. 7	NR	6.00	9/01/24	2,500		2,632,050
Cmnty. Facs., Dist. No. 10	NR	6.875	9/01/19	2,000		2,176,420
Foothill/Eastern Trans. Corr. Agcy., Toll Rd. Rev., Conv., Sr. Lien, Ser. A, C.A.B.S.	Aaa	7.15	1/01/10	4,750	(e)	5,510,759
Conv., Zero Coupon (until 7/15/09), C.A.B.S.	Baa3	Zero	1/15/28	2,890		2,460,430
Glendale Redev. Agcy. Tax Alloc. Rev., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275		3,524,817
Golden St. Tobacco Securitization Asset Bkd. Ser. A, C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	2,000		1,595,580
Asset Bkd., Ser. B	Aaa	5.50	6/01/13	3,000	(e)	3,320,520
Asset-Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	1,950		2,195,057
Golden West Schs. Fin. Auth., California Rev., Rfdg., Ser. A., M.B.I.A., C.A.B.S.	Aaa	Zero	2/01/19	2,110		1,154,761
La Quinta California Fin. Auth. Local, Agy. Rev. Proj., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	1,000		1,073,150

La Quinta Redev. Agcy., Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30		9/01/10	1,000		1,162,320
Rfdg. Proj. Area No. 1	Aaa	7.30		9/01/11	1,000		1,187,840
Lake Elsinore California Spec. Tax, Cmnty. Facs. Dist. No. 3 Impt., Area No. 1	NR	5.25		9/01/35	1,225		1,221,239
Lincoln Impvt. Bond Act of 1915, Pub. Fin. Auth., Twelve Bridges	NR	6.20		9/02/25	2,590		2,707,198
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Ctr. A	Baa1	5.00		12/01/20	1,250		1,273,650
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aaa	6.00		5/15/19	3,000		3,434,160
Los Angeles Cmnty. Redev. Agcy., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00		12/01/22	2,720		2,842,291
Manchester Social Svcs. Proj., A.M.B.A.C.	Aaa	5.00		9/01/25	1,000		1,035,060
Los Angeles Cmnty. Santn. Dists., Fin. Auth. Rev., Cap. Projs., Dist 14, Sub. B, F.G.I.C.	Aaa	5.00		10/01/23	1,250		1,315,413
Los Angeles Uni. Sch. Dist. Ser. F, G.O., F.G.I.C.	Aaa	5.00		7/01/21	750		790,793
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	NR	6.50		6/01/21	1,500		1,564,140
Metro. Wtr. Dist. of Southern California Waterworks Rev., Linked, S.A.V.R.S. & R.I.B.S.	Aa2	5.75		8/10/18	1,000		1,144,870
MidPeninsula Reg. Open Space Dist., Rfdg. Proj., A.M.B.A.C.	Aaa	5.00		9/01/34	1,500		1,533,720
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1	NR	7.10		10/01/10	1,320	(e)	1,547,449
Ontario California Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00		9/02/11	535		555,437
Orange Cnty. Cmnty. Facs. Dist., Spec.Tax Rev., No. 01-1, Ladera Ranch, Ser. A	NR	6.00		8/15/10	1,350	(e)	1,500,188
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aaa	6.20		2/14/11	4,000	(f)	4,473,119
Spec. Tax Rev., Linked, S.A.V.R.S. & R.I.B.S.	Aa2	9.48	(d)	2/14/11	750	(g)	927,420
Oxnard California Spec. Tax, Cmnty. Facs., Dist. No. 3 Seabridge	NR	5.00		9/01/23	1,105		1,098,492
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2, Ser. A	NR	6.25		9/01/23	2,000		2,169,060

Pico Rivera California Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50		5/01/29	1,500		1,690,305
Los Medanos, Ser. B, F.S.A.	Aaa	5.80		8/01/34	2,700		3,035,853
Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.	Aaa	Zero		8/01/26	1,375		500,459
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75		8/15/15	1,000		1,084,850
Puerto Rico Comnwlth., Rites, PA 642A, G.O., M.B.I.A.	NR	8.344	(d)	7/01/10	1,000	(g)	1,189,960
Puerto Rico Comwlth., Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Aaa	5.25		7/01/16	2,000		2,170,300
Ser. G, F.G.I.C.	Aaa	5.25		7/01/17	1,260		1,365,563
Redding Elec. Sys. Rev., C.O.P., E.T.M. Linked, S.A.V.R.S. & R.I.B.S., M.B.I.A.	Aaa	6.368		7/01/22	50	(e)	59,257
M.B.I.A., R.I.B.S.	Aaa	9.917	(d)	7/01/22	1,850	(g)	2,534,981
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1, River View Pt.	NR	7.50		9/02/22	1,620		1,711,044
Riverside Cnty. Asset Leasing Corp., Leasehold Rev., Hosp. Proj., Ser. B, M.B.I.A.	Aaa	5.70		6/01/16	1,500		1,681,860
Riverside Cnty. Cmnty. Facs., Dist. Spl., Tax No. 04-2, Lake Hills	NR	5.00		9/01/25	1,000		980,250
Riverside Uni. Sch. Dist Spec.Tax, Cmnty. Facs., Dist. No. 7, Ser. A	NR	6.90		9/01/20	1,320		1,452,396
Dist. No. 7, Ser. A	NR	7.00		9/01/30	1,000		1,121,540
Rocklin Uni. Sch. Dist., G.O., Ser. C, C.A.B.S., M.B.I.A.	Aaa	Zero		8/01/16	1,400		873,362
Roseville California Spec. Tax, Highland Cmnty. Facs., Dist. No. 1	NR	6.30		9/01/25	1,815		1,971,017
Woodcreek Cmnty. Facs., Dist. No. 1	NR	6.375		9/01/27	1,000		1,070,610
Sacramento City Fin. Auth., Ser. B, M.B.I.A., C.A.B.S.	Aaa	Zero		11/01/17	5,695		3,340,118
Tax Alloc. Comb. Proj., Ser. B, M.B.I.A., C.A.B.S.	Aaa	Zero		11/01/16	5,700		3,514,848
Sacramento Impvt. Bond Act of 1915, Willowcreek II Assmt., Dist. No. 96-1	NR	6.70		9/02/22	2,420		2,507,483
San Diego California Uni. Sch. Dist., G.O., Election 1998, Ser. C, F.S.A.	Aaa	5.00		7/01/19	1,000		1,079,750
San Diego Redev., Agcy. Tax Alloc., North Bay Redev.	Baa1	5.875		9/01/29	2,000		2,101,500
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.	AAA(c)	Zero		1/01/11	2,000	(e)	1,648,220
San Leandro Cmnty. Facs. Spec. Tax, Dist. No.1,	NR	6.50		9/01/25	2,160		2,320,402

Santa Margarita Wtr. Dist. Spec.Tax, Cmnty. Facs., Dist. No. 99-1	NR	6.25	9/01/29	1,990		2,100,724
Santa Margarita, Dana Point Auth. Impvt., Dists. 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000		1,245,850
Santa Maria Joint Union H.S. Dist., Election 2004, C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/27	1,505		509,864
South Orange Cnty. Calif. Pub Fin. Auth., Spl. Tax Rev., Sr. Lien, Ser A, M.B.I.A.	Aaa	7.00	9/01/10	2,535		2,912,183
Southern California Pub. Pwr. Auth., Pwr. Proj. Rev.	A2	6.75	7/01/10	3,000		3,362,430
Southern Pub. Pwr. Auth., Pwr. Proj. Rev., Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M.	Aaa	Zero	7/01/16	8,400	(e)	5,320,895
Sulphur Springs Uni. Sch. Dist., G.O., Ser. A, M.B.I.A., C.A.B.S.	Aaa	Zero	9/01/11	3,000		2,404,560
Univ. California Research. Facs. Rev., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,000		2,117,740
Val Verde Uni. Sch. Dist., C.O.P., Ref. & Sch. Constr. Proj., Ser. B, F.G.I.C.	AAA(c)	5.00	1/01/35	500		511,340
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	2,500		2,659,225
Valley Hlth. Sys., California Hosp. Rev., Impvt. Proj., Ser. A	B+(c)	6.50	5/15/25	1,000		1,001,530
Victor Elem. Sch. Dist., Ser. A, G.O., F.G.I.C.	Aaa	5.375	8/01/12	1,635	(e)	1,801,247

Total long-term investments (cost $165,176,861)						179,271,912

SHORT-TERM INVESTMENTS 0.5%
Municipal Bonds
California Hsg. Fin. Agcy. Rev., Home Mtg., Ser. U, F.S.A., A.M.T., F.R.D.D.	VMIG1	2.97	12/01/05(b)	550		550,000
Ser. J, M.B.I.A., A.M.T., F.R.D.D.	VMIG1	2.97	12/01/05(b)	200		200,000
California St., Mun. Secs. Trust Rcpts., SGA 119, G.O., F.G.I.C., F.R.D.D.	A-1+(c)	3.00	12/01/05(b)	200		200,000

Total short-term investments (cost $950,000)						950,000

Total Investments 99.6% (cost $166,126,861)(i)						180,221,912
Other assets in excess of liabilities (h) 0.4%						786,048

Net Assets 100%						$181,007,960

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation

A.M.T. – Alternative Minimum Tax

C.A.B.S. – Capital Appreciation Bonds

C.O.P. – Certificates of Participation

E.T.M. – Escrowed to Maturity

F.G.I.C. – Financial Guaranty Insurance Company

F.N.M.A. – Federal National Mortgage Association

F.R.D.D. – Floating Rate (Daily) Demand Note (b)

F.S.A. – Financial Security Assurance

G.N.M.A. – Government National Mortgage Association

G.O. – General Obligation

M.B.I.A. – Municipal Bond Insurance Corporation

R.I.B.S. – Residual Interest Bearing Securities

S.A.V.R.S. – Select Auction Variable Rate Securities

T.C.R.S. – Transferable Custodial Receipts

NR – Not Rated by Moody’s or Standard & Poor’s

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2005.
(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	Security segregated as collateral for futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2005	Unrealized Appreciation/ (Depreciation)
	Long Positions:
10	U.S. Treasury 2 yr Notes	Mar. 2006	$2,052,561	$2,050,937	$(1,624)

	Short Positions:
77	U.S. Treasury 10 yr Notes	Dec. 2005	8,514,833	8,372,547	142,286
21	U.S. Treasury 5 yr Notes	Mar. 2006	2,226,930	2,224,688	2,242
45	U.S. Treasury 10 yr Notes	Mar. 2006	4,898,567	4,883,906	14,661
19	U.S. Treasury 30 yr Bonds	Mar. 2006	2,139,214	2,128,594	10,620

					169,809

					$168,185

(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 166,031,418	$14,390,238	$(199,744)	$14,190,494

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchanges.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities include registration rights under which the Fund may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 25, 2006

*	Print the name and title of each signing officer under his or her signature.